Offsets	Sep. 17, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Cybin Inc.
Form or Filing Type	F-10
File Number	333-284173
Initial Filing Date	Jan. 08, 2025
Fee Offset Claimed	$ 39,041.42
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 255,006,036.00
Termination / Withdrawal Statement	The Registrant previously paid an aggregate of USD$54,114 in filing fees in connection with the registration of an aggregate of USD$450,076,167 of securities (converted from CAD$650,000,000 at an exchange rate of CAD$1.00 = $1.4442, which was the daily average exchange rate reported by the Bank of Canada on January 3, 2025) in securities as follows: (1) USD$4,403 in filing fees in connection with the registration of USD$118,861,898 (converted from CAD$160,000,000 at an exchange rate of CAD$1.00 = $1.3461, which was the daily average exchange rate reported by the Bank of Canada on August 14, 2023) of securities pursuant to the Registrant's Registration Statement on Form F-10 filed August 17, 2023 (File No. 272706) (the "2023 Registration Statement") and (2) USD$49,711, in filing fees in connection with the Registrant's Registration Statement on Form F-10 (File No. 333-284173), filed on January 8, 2025 including, pursuant to Rule 429 under the Securities Act, USD$300,503,343 (converted from CAD$400,000,000 at an exchange rate of USD$1.00 = CAD$1.3311, which was the daily average exchange rate reported by the Bank of Canada on December 21, 2023) of securities that were previously registered under the Registrant's Registration Statement on Form F-10 (File No. 333-276333), initially filed on December 29, 2023, declared effective on January 3, 2024, and as amended on a post-effective basis on April 11, 2024 (the "2025 Registration Statement" and together with the 2023 Registration Statement, the "Previous Registration Statement"). The Registrant has issued an aggregate of USD$195,070,131 of securities under the Previous Registration Statement as follows: (1) the Registrant issued an aggregate of USD$40,399 of warrant shares pursuant to the prospectus supplement filed with the SEC on August 18, 2023; (2) the Registrant issued an aggregate of USD$18,264,982 of common shares pursuant to the prospectus supplement filed with the SEC on August 24, 2023; (3) the Registrant issued an aggregate of USD$465,190 of common shares pursuant to a prospectus supplement filed with the SEC on August 24, 2023; (4) the Registrant issued an aggregate of USD$30,000,000 of common shares pursuant to the prospectus supplement filed with the SEC on November 13, 2023; (5) the Registrant issued an aggregate of USD$126,418,100 of common shares pursuant to the prospectus supplement filed with the SEC on April 18, 2024; (6) the Registrant issued an aggregate of USD$15,631,466 of common shares pursuant to the prospectus supplement filed with the SEC on February 11, 2025; and (7) the Registrant issued an aggregate of USD$4,249,994.00 of common shares pursuant to the prospectus supplement filed with the SEC on July 14, 2025. Therefore, an aggregate of USD$39,041.42 of SEC filing fees remains unutilized and is attributable to USD$255,006,036 of unsold securities previously registered under the Previous Registration Statement and is available for future registration fees pursuant to Rule 457(p) under the Securities Act. The Previous Registration Statement and the offering of the unsold securities registered under the Previous Registration Statement will be deemed terminated as of the effective date of this Registration Statement. This amount is attributable to the aggregate amount of unsold securities that were previously registered under the Previous Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cybin Inc.
Form or Filing Type	F-10
File Number	333-284173
Filing Date	Jan. 08, 2025
Fee Paid with Fee Offset Source	$ 39,041.42